Document and Entity Information	6 Months Ended
Dec. 31, 2018
Document and Entity Information
Entity Registrant Name	Manchester United plc
Entity Central Index Key	0001549107
Document Type	6-K
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	Q2